Taxes (Details 1)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate reduction		(12.10%)	(8.80%)	(7.60%)
Change in valuation allowance		9.00%	0.40%	0.50%
Permanent difference	[1]	2.80%	0.10%	0.10%
Effective tax rate		24.70%	16.70%	18.00%

[1]	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.